Equity - Additional information (Details) $ / shares in Units, R$ in Thousands, $ in Thousands			12 Months Ended
	Jan. 10, 2022 BRL (R$) shares	Oct. 08, 2021 BRL (R$) shares	Dec. 31, 2022 BRL (R$) unit shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$) shares	Apr. 05, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Authorized share capital | $							$ 35
Number of shares authorised			3,500,000,000				3,500,000,000
Par value per share | $ / shares							$ 0.00001
Authorized shares but unissued			500,000,000				500,000,000
Issued capital			R$ 24	R$ 23			$ 24
Number of shares outstanding			560,518,755	559,548,724	559,058,965	529,266,917	560,518,755
Number of votes per share | unit			10
Issue of equity | R$			R$ 70,031	R$ 112,642	R$ 1,412,930
Number of shares reserved for issue under options and contracts for sale of shares			16,211,666	18,119,890			16,211,666
Number of shares held in treasury			19,203,135	726,776			19,203,135
Treasury shares | R$			R$ 1,986,762	R$ 171,939
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued			2,000,000,000				2,000,000,000
Number of shares outstanding			447,801,661				447,801,661
Issuance of shares	445,328	489,759	524,703
Issue of equity | R$	R$ 70,030	R$ 112,642	R$ 95,241
Class B Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued			1,000,000,000				1,000,000,000
Number of shares outstanding			112,717,094	135,394,989	181,293,980		112,717,094
RSUs
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares			13,684,424	15,153,830			13,684,424
PSUs
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares			2,527,242	2,966,060			2,527,242